Discontinued operations (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2010 Portion of business sold to Aberdeen Asset Management	Dec. 31, 2012 Bank	Dec. 31, 2011 Bank	Dec. 31, 2010 Bank
Income/(loss) from discontinued operations
Assets of discontinued operations held-for-sale				114
Income/(loss) from discontinued operations (CHF million)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Non-controlling Interest	0	0	(19)	(19)	0	0	(19)